Convertible Preferred Shares and Warrants	12 Months Ended
Dec. 31, 2021
Convertible Preferred Shares And Warrants [Abstract]
CONVERTIBLE PREFERRED SHARES AND WARRANTS
NOTE 9:-	CONVERTIBLE PREFERRED SHARES AND WARRANTS

a.	Convertible Preferred shares:

The Company issued Series A, A-1, B, B-1, C-1, C-2, D-1, D-3, E and E-1 Preferred shares between February 2008 and September 2019. The Company classified the convertible preferred shares outside of shareholders’ deficit as required by ASC 480-10-S99-3A and Accounting Series Release (“ASR”) No. 268, “Presentation in Financial Statements of Redeemable Preferred Stocks” (ASR 268”), since these Preferred shares are entitled to liquidation preferences which may trigger a distribution of cash or assets that is not solely within the Company’s control.

Upon completion of the IPO, all convertible preferred shares outstanding, totaling 12,520,977 shares, were automatically converted into Ordinary shares and their carrying value of $106,300 was reclassified into shareholders’ equity.

b.	Preferred shares rights:

Up to completion of the IPO on June 30, 2020, series A, A-1, B, B-1, C-1, C-2, D-1, D-3, E and E-1 convertible preferred shares conferred upon their holders all the rights conferred by Ordinary shares, in addition to certain rights stipulated in the Company’s previous Articles of Association (the “Previous Articles”), inter alia, the following:

Dividend rights - the holders of Series A, A-1, B, B-1, C-1, C-2, D-1, D-3, E and E-1 convertible preferred shares were entitled to receive on a pari passu basis, prior and in preference to the declaration or payment of any dividend or distribution to the holders of any other class of shares on an as-converted basis if any dividend or distribution was declared by the Company’s board of directors, an amount equal to 6% per annum of the applicable original issue price for such preferred shares (the “Preference Dividend”).

The preference order was such that Series E-1, E, D, C-2, C-1, B-1, B, A-1 and A shareholders were entitled, in their respective order, to receive, prior and in preference to the above order, any distribution of any asset, capital, earnings or surplus funds of the Company. After the Preference Dividend has been paid in full, the preferred shareholders were entitled to participate pro-rata and pari passu, on an as converted basis with the Ordinary shareholders, in the receipt of any additional dividend distributed.

Liquidation rights - In the event of any event of liquidation or deemed liquidation event, the Company was required to distribute to the holders of convertible preferred shares, prior to and in preference to any payments to any of the holders of any other classes of shares, a per share amount equal to the original issuance price plus 6% annual interest compounded annually from the date of issuance and up to the date of liquidation for each of their shares.

Holders of Series E-1, E preferred shares and D preferred shares were entitled to receive an amount equal to the original issuance price thereof, times 1.3, plus 6% annual interest, on the original issue price, compounded annually from the date of issuance and up to the date of liquidation for each of their shares plus an amount equal to the declared but unpaid dividends, less any dividend preference amount previously declared and actually paid.

The liquidation order was such that Series E-1, E, D, C-2 and C-1, B-1, B, A-1 and A shareholders were entitled, in their respective order, to receive, prior and in preference to the above order any distribution of any asset, capital, earnings or surplus funds of the Company.

All remaining assets shall be distributed among all the shareholders pro rata in proportion to the number of Ordinary shares held by them on an as converted basis. The original issue price of the Series A, A-1, B, B-1 and C-1 Convertible Preferred shares was $1.51, $1.76, $3.60, $5.06, and $6.95 per share, respectively, Series C-2, D-1 and D-3 was $9.23 per share and Series E and E-1 was $13.30 per share.

Voting rights - each holder of Series A, A-1, B, B-1, C-1, C-2, D-1, D-3, E and E-1 Convertible Preferred share was entitled to one vote per each share held by it (on an as converted basis).

Conversion - each preferred share was convertible into Ordinary shares, at the holder’s option, or automatically upon a qualified initial public offering (“Qualified IPO”) of the Company or upon written demand of the Investor Majority (as defined in the Previous Articles).

Each share of Series A, A-1, B, B-1, C-1, C-2, D-1, D-3, E and E-1 was convertible into Ordinary shares on a 1-for-1 ratio. The conversion price per preferred share was to be adjusted in the event of recapitalizations, splits, Ordinary share dividends and standard anti-dilution events.

c.	Deemed dividend:

As part of Series E-1 Convertible Preferred shares price protection conversion rights upon the completion of an initial public offering, the Company issued 158,967 Series E-1 Convertible Preferred shares and recorded a beneficial feature of $2,114 which was accounted for as a deemed dividend and was recorded as mezzanine equity.